Organization (Details)		12 Months Ended
	Mar. 21, 2025	Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of shareholder interest	On March 21, 2025, the Group divested 60% and 100% of its equity interests in its former mainland China operating entities, Guangzhou Sanyi Network and Guangzhou 3E Network, respectively. Subsequently, on December 25, 2025, the Group disposed of its remaining 40% equity interest in Guangzhou Sanyi Network, thereby completing the full divestment of its operating entities in mainland China.
Percentage of subsidiary diversified		100.00%